Treasury risk management - Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Details) - Derivative financial assets - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
€ million Gross amounts of recognised financial assets	€ 478	€ 191
€ million Gross amounts of recognised financial assets set off in the balance sheet	(58)	(42)
€ million Net amounts of financial assets presented in the balance sheet	420	149
€ million Financial instruments	(174)	(122)
€ million Cash collateral received	(89)	(6)
€ million Net amount	€ 157	€ 21